FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Trade and Other Receivables, Current and Noncurrent [Abstract]
Current trade receivables	$ 17,071,816		$ 20,951,996
Allowances for doubtful accounts	(132,521)	[1]	(258,142)	[1]	$ (389,643)
Total	16,939,295		20,693,854
Credits for subsidies	3,768,159		2,427,450
Trade and other receivables [Abstract]
Revenues	164,524,789		173,319,821		164,275,443
Cash and financial placements [Abstract]
Exchange losses on financial instruments	(1,613,742)		(3,694,962)		(23,456,438)
Natural Gas Transportation [Member]
Trade and other receivables [Abstract]
Revenues			47,729,944
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and other receivables [Abstract]
Revenues	10,355,756		11,821,815		17,330,099
Trade receivables	768,193		2,809,625
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and other receivables [Abstract]
Revenues	7,668,510		8,708,964		12,813,975
Trade receivables	567,671		681,780
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and other receivables [Abstract]
Revenues	6,286,027		7,051,418		10,358,472
Trade receivables	483,552		586,216
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and other receivables [Abstract]
Revenues	3,795,168		5,400,240		6,887,604
Trade receivables	1,380,126		1,194,018
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues	1,471,413		1,666,555		2,473,548
Trade receivables	111,450		637,807
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and other receivables [Abstract]
Revenues	1,816,770		2,012,977		3,066,612
Trade receivables	118,208		294,958
Liquids Production and Commercialization [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues	3,583,230		4,996,215		0
Trade receivables	281,774		659,046
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and other receivables [Abstract]
Revenues	25,589,826		26,657,675		27,355,042
Trade receivables	3,569,289		2,778,544
Liquids Production and Commercialization [Member] | Petredec [Member]
Trade and other receivables [Abstract]
Revenues	0		0		2,032,373
Trade receivables	0		0
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and other receivables [Abstract]
Revenues	3,668,557		7,402,250		845,467
Trade receivables	0		5,235,421
Liquids Production and Commercialization [Member] | Italgas S.A. [Member]
Trade and other receivables [Abstract]
Revenues	0		295,028		1,165,237
Trade receivables	0		0
Liquids Production and Commercialization [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues	2,598,667		3,700,237		2,862,061
Trade receivables	160,887		66,832
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and other receivables [Abstract]
Revenues	280,416		10,953,530		13,263,199
Trade receivables	0		0
Liquids Production and Commercialization [Member] | Trafigura Beheer [Member]
Trade and other receivables [Abstract]
Revenues	15,968,772		13,490,509		0
Trade receivables	898,027		1,347,151
Other Services [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues	3,972,826		2,365,465		1,792,010
Trade receivables	906,281		523,735
Other Services [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues	4,278,334		4,530,193		3,954,508
Trade receivables	845,134		893,039
Other Services [Member] | Tecpetrol [Member]
Trade and other receivables [Abstract]
Revenues	2,270,548		875,955		176,811
Trade receivables	417,806		87,291
Other Services [Member] | Exxonmobil Exploration [Member]
Trade and other receivables [Abstract]
Revenues	1,633,267		1,854,769		1,682,932
Trade receivables	242,524		243,569
Other Services [Member] | Vista Oil [Member]
Trade and other receivables [Abstract]
Revenues	235,425		0		0
Trade receivables	121,741		26,881
Other Services [Member] | Pluspetrol [Member]
Trade and other receivables [Abstract]
Revenues	2,638,534		2,352,809		$ 1,730,764
Trade receivables	$ 275,192		$ 535,042

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).